Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.67%
Angola-2.79%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$19,630,000	$16,529,638
9.38%, 05/08/2048(a)	20,426,000	15,866,263
9.13%, 11/26/2049(a)	20,755,000	15,926,972
		48,322,873
Bahrain-2.96%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	22,746,000	16,747,880
7.50%, 09/20/2047(a)	20,372,000	17,352,808
6.25%, 01/25/2051(a)	22,990,000	17,158,426
		51,259,114
Brazil-3.07%
Brazilian Government International Bond
5.63%, 01/07/2041	20,159,000	17,647,175
5.63%, 02/21/2047	20,843,000	17,730,606
4.75%, 01/14/2050	23,478,000	17,702,125
		53,079,906
Chile-3.08%
Chile Government International Bond
4.34%, 03/07/2042	19,700,000	18,163,562
3.86%, 06/21/2047	20,514,000	17,904,609
4.00%, 01/31/2052	19,890,000	17,283,722
		53,351,893
China-2.95%
China Government International Bond
4.00%, 10/19/2048(a)(b)	16,050,000	16,931,867
2.25%, 10/21/2050(a)(b)	22,380,000	17,009,844
2.50%, 10/26/2051(a)(b)	21,530,000	17,208,427
		51,150,138
Colombia-2.96%
Colombia Government International Bond
7.38%, 09/18/2037	17,204,000	16,902,599
6.13%, 01/18/2041	20,084,000	16,910,356
5.63%, 02/26/2044	22,275,000	17,390,922
		51,203,877
Costa Rica-3.06%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	23,044,000	17,792,106
7.00%, 04/04/2044(a)	19,838,000	17,516,832
7.16%, 03/12/2045(a)(b)	19,771,000	17,678,702
		52,987,640
Dominican Republic-3.04%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	18,425,000	17,380,751
6.85%, 01/27/2045(a)	19,955,000	17,630,768
6.50%, 02/15/2048(a)	21,063,000	17,660,314
		52,671,833
Egypt-2.54%
Egypt Government International Bond
8.50%, 01/31/2047(a)	25,312,000	14,807,520
7.90%, 02/21/2048(a)	26,532,000	15,018,704
8.70%, 03/01/2049(a)	24,075,000	14,083,875
		43,910,099
	Principal Amount	Value
El Salvador-2.26%
El Salvador Government International Bond
6.38%, 01/18/2027(a)	$34,880,000	$12,900,591
8.63%, 02/28/2029(a)	36,064,000	13,606,416
9.50%, 07/15/2052(a)	36,230,000	12,631,521
		39,138,528
Guatemala-3.16%
Guatemala Government Bond
4.88%, 02/13/2028(a)	19,290,000	19,204,197
3.70%, 10/07/2033(a)(b)	21,376,000	17,956,761
4.65%, 10/07/2041(a)	21,510,000	17,603,077
		54,764,035
Hungary-2.92%
Hungary Government International Bond
2.13%, 09/22/2031(a)	21,800,000	18,019,204
7.63%, 03/29/2041	13,107,000	15,983,987
3.13%, 09/21/2051(a)	24,060,000	16,501,623
		50,504,814
Indonesia-3.01%
Indonesia Government International Bond
7.75%, 01/17/2038(a)	14,238,000	17,561,992
6.75%, 01/15/2044(a)(b)	14,594,000	17,361,970
4.45%, 04/15/2070	18,650,000	17,117,343
		52,041,305
Jordan-3.04%
Jordan Government International Bond
5.75%, 01/31/2027(a)	19,495,000	17,885,103
5.85%, 07/07/2030(a)	20,950,000	17,808,547
7.38%, 10/10/2047(a)	21,051,000	16,958,265
		52,651,915
Kazakhstan-3.03%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	18,413,000	19,325,088
4.88%, 10/14/2044(a)	19,371,000	16,481,583
6.50%, 07/21/2045(a)	16,779,000	16,658,493
		52,465,164
Kenya-2.55%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	31,022,000	22,540,275
8.25%, 02/28/2048(a)	34,101,000	21,625,831
		44,166,106
Kuwait-1.61%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	27,530,000	27,859,039
Mexico-2.99%
Mexico Government International Bond
4.60%, 01/23/2046	20,751,750	17,529,989
5.75%, 10/12/2110	18,716,000	16,674,392
Series A, 6.05%, 01/11/2040	17,181,000	17,651,069
		51,855,450
Mongolia-2.93%
Mongolia Government International Bond
5.13%, 04/07/2026(a)	19,415,000	17,330,876
3.50%, 07/07/2027(a)(b)	21,374,000	17,263,260
4.45%, 07/07/2031(a)(b)	21,450,000	16,141,125
		50,735,261
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Morocco-2.93%
Morocco Government International Bond
3.00%, 12/15/2032(a)	$22,594,000	$17,892,098
5.50%, 12/11/2042(a)	19,650,000	15,929,410
4.00%, 12/15/2050(a)	24,900,000	16,838,625
		50,660,133
Nigeria-2.57%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	23,170,000	14,861,701
7.63%, 11/28/2047(a)	23,789,000	14,996,348
9.25%, 01/21/2049(a)(b)	21,130,000	14,622,594
		44,480,643
Oman-3.10%
Oman Government International Bond
6.50%, 03/08/2047(a)	20,505,000	17,771,253
6.75%, 01/17/2048(a)	20,195,000	17,948,912
7.00%, 01/25/2051(a)(b)	19,895,000	18,049,759
		53,769,924
Pakistan-1.84%
Pakistan Government International Bond
8.25%, 09/30/2025(a)	18,950,000	10,575,047
6.00%, 04/08/2026(a)	19,950,000	10,530,947
6.88%, 12/05/2027(a)	20,828,000	10,772,762
		31,878,756
Panama-3.11%
Panama Government International Bond
3.16%, 01/23/2030	20,110,000	18,205,607
2.25%, 09/29/2032	22,160,000	17,728,356
3.30%, 01/19/2033(b)	20,590,000	17,877,774
		53,811,737
Paraguay-3.11%
Paraguay Government International Bond
4.70%, 03/27/2027(a)(b)	18,540,000	18,900,385
6.10%, 08/11/2044(a)	18,102,000	17,417,188
5.60%, 03/13/2048(a)(b)	19,628,000	17,465,780
		53,783,353
Peru-3.00%
Peruvian Government International Bond
5.63%, 11/18/2050(b)	15,521,000	17,023,730
3.55%, 03/10/2051(b)	21,477,000	17,343,172
3.60%, 01/15/2072	23,560,000	17,516,405
		51,883,307
Philippines-3.22%
Philippine Government International Bond
3.95%, 01/20/2040	19,767,000	18,460,761
3.70%, 03/01/2041	20,542,000	18,502,824
3.70%, 02/02/2042	20,695,000	18,770,871
		55,734,456
Poland-1.62%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	28,274,000	28,055,470
Qatar-3.01%
Qatar Government International Bond
4.63%, 06/02/2046(a)(b)	16,640,000	17,621,011
5.10%, 04/23/2048(a)	15,521,000	17,249,418
4.82%, 03/14/2049(a)	16,078,000	17,235,552
		52,105,981
	Principal Amount	Value
Romania-2.82%
Romanian Government International Bond
6.13%, 01/22/2044(a)(b)	$17,082,000	$16,104,739
5.13%, 06/15/2048(a)(b)	19,304,000	16,263,832
4.00%, 02/14/2051(a)	23,290,000	16,537,484
		48,906,055
Saudi Arabia-2.99%
Saudi Government International Bond
4.50%, 10/26/2046(a)	17,964,000	17,402,715
4.63%, 10/04/2047(a)	17,525,000	17,130,565
5.00%, 04/17/2049(a)	16,840,000	17,287,354
		51,820,634
South Africa-2.96%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	20,889,000	17,247,003
5.75%, 09/30/2049	22,470,000	17,180,225
7.30%, 04/20/2052	19,200,000	16,856,793
		51,284,021
Turkey-2.87%
Turkey Government International Bond
8.00%, 02/14/2034	19,656,000	17,011,678
6.88%, 03/17/2036	21,610,000	16,110,774
7.25%, 03/05/2038	21,270,000	16,631,502
		49,753,954
Ukraine-1.85%
Ukraine Government International Bond
7.75%, 09/01/2025(a)	53,250,000	11,118,600
7.75%, 09/01/2026(a)	48,300,000	10,077,071
9.75%, 11/01/2028(a)	51,922,000	10,838,717
		32,034,388
United Arab Emirates-2.72%
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)(b)	18,161,000	16,766,417
Finance Department Government of Sharjah
4.00%, 07/28/2050(a)	24,020,000	15,510,554
4.38%, 03/10/2051(a)	22,150,000	14,817,575
		47,094,546
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,222,362,592)		1,691,176,348
	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $5,680,506)	5,680,506	5,680,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.00% (Cost $2,228,043,098)		1,696,856,854
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.05%
Invesco Private Government Fund, 1.77%(c)(d)(e)	29,315,335	29,315,335

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(c)(d)(e)	75,380,931	$75,380,931
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,698,335)		104,696,266
TOTAL INVESTMENTS IN SECURITIES-104.05% (Cost $2,332,741,433)		1,801,553,120
OTHER ASSETS LESS LIABILITIES-(4.05)%		(70,135,937)
NET ASSETS-100.00%		$1,731,417,183
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,158,060,947, which represented 66.89% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,814,291	$218,331,327	$(214,465,112)	$-	$-	$5,680,506	$17,050
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,930,470	203,605,693	(193,220,828)	-	-	29,315,335	123,539*
Invesco Private Prime Fund	44,171,098	364,104,114	(332,882,032)	(2,070)	(10,179)	75,380,931	336,833*
Total	$64,915,859	$786,041,134	$(740,567,972)	$(2,070)	$(10,179)	$110,376,772	$477,422

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.77%
Argentina-1.86%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	$850,000	$656,676
Agua y Saneamientos Argentinos S.A., 6.63%, 02/01/2023(a)	450,000	267,115
Arcor S.A.I.C., 6.00%, 07/06/2023(a)	543,000	532,816
Capex S.A., 6.88%, 05/15/2024(a)	300,000	281,108
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/2023(a)	565,000	534,233
Pampa Energia S.A., 7.38%, 07/21/2023(a)	675,000	649,836
Provincia de Cordoba, 6.88%, 12/10/2025(a)(b)	221	156
Tecpetrol S.A., 4.88%, 12/12/2022(a)	553,000	545,543
		3,467,483
Australia-0.69%
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/2024(a)	500,000	504,895
Infrabuild Australia Pty. Ltd., 12.00%, 10/01/2024(a)	300,000	282,402
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	500,000	489,559
		1,276,856
Azerbaijan-0.82%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/2024(a)	600,000	576,000
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	400,000	402,999
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/2023(a)	550,000	550,282
		1,529,281
Bahrain-0.73%
Bahrain Government International Bond, 6.13%, 08/01/2023(a)	400,000	403,002
BBK BSC, 5.50%, 07/09/2024(a)	450,000	445,014
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	500,000	504,622
		1,352,638
Belgium-0.32%
Barry Callebaut Services N.V., 5.50%, 06/15/2023(a)	600,000	602,754
Bolivia-0.58%
Bolivian Government International Bond
4.88%, 10/29/2022(a)	700,000	696,825
5.95%, 08/22/2023(a)	400,000	389,516
		1,086,341
Brazil-5.70%
Azul Investments L.L.P., 5.88%, 10/26/2024(a)(c)	500,000	350,482
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	500,000	486,042
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	595,000	605,195
4.75%, 05/09/2024(a)	580,000	582,222
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	598,746
Banco Votorantim S.A.
4.00%, 09/24/2022(a)	500,000	499,740
4.50%, 09/24/2024(a)	500,000	492,986
	Principal Amount	Value
Brazil-(continued)
Brazilian Government International Bond
2.63%, 01/05/2023	$500,000	$500,040
4.25%, 01/07/2025	400,000	401,859
BRF S.A., 4.75%, 05/22/2024(a)	400,000	394,605
Caixa Economica Federal, 3.50%, 11/07/2022(a)	610,000	607,715
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	500,000	528,140
Centrais Eletricas Brasileiras S.A., 3.63%, 02/04/2025(a)	500,000	483,727
Cielo USA, Inc., 3.75%, 11/16/2022(a)	512,000	511,094
Gol Finance S.A., 7.00%, 01/31/2025(a)	500,000	268,775
InterCement Financial Operations B.V., 5.75%, 07/17/2024(a)	400,000	300,468
Itau Unibanco Holding S.A.
5.50%, 08/06/2022(a)	610,000	609,244
2.90%, 01/24/2023(a)	420,000	419,105
5.13%, 05/13/2023(a)	600,000	603,617
3.25%, 01/24/2025(a)	500,000	483,125
Petrobras Global Finance B.V.
6.25%, 03/17/2024	468,000	480,820
5.30%, 01/27/2025	397,000	406,572
		10,614,319
Canada-2.95%
Bombardier, Inc., 7.50%, 12/01/2024(a)	500,000	490,500
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	400,000	373,011
goeasy Ltd., 5.38%, 12/01/2024(a)	500,000	470,050
Methanex Corp., 4.25%, 12/01/2024(c)	600,000	578,946
Mountain Province Diamonds, Inc., 8.00%, 12/15/2022(a)(c)	725,000	682,109
NOVA Chemicals Corp., 4.88%, 06/01/2024(a)	603,000	588,558
Quebecor Media, Inc., 5.75%, 01/15/2023	500,000	502,510
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/2023(a)	600,000	599,910
TransAlta Corp., 4.50%, 11/15/2022	600,000	601,101
Videotron Ltd., 5.38%, 06/15/2024(a)	600,000	602,994
		5,489,689
Chile-0.25%
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	500,000	469,778
China-2.20%
China South City Holdings Ltd.
11.50%, 08/12/2022(a)(b)(c)	700,000	399,000
10.88%, 10/26/2022(a)(b)(c)	700,000	352,381
7.25%, 11/20/2022(a)(b)	400,000	182,800
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	600,000	480,750
Huachen Energy Co. Ltd., 2.35% PIK Rate, 2.30% Cash Rate, 12/29/2026(a)	400,000	194,000
Huai An Traffic Holding Group Co. Ltd., 6.00%, 09/19/2022(a)	240,000	239,400
Kunming Municipal Urban Construction Investment & Development Co. Ltd., 5.80%, 10/17/2022(a)	600,000	581,814
Lanzhou City Development Investment Co. Ltd., 4.15%, 11/15/2022(a)(c)	400,000	363,000
RongXingDa Development (BVI) Ltd., 8.95%, 12/31/2022(a)	500,000	168,750
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
China-(continued)
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023(a)	$500,000	$470,000
6.80%, 02/27/2024(a)	300,000	258,000
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	407,000	405,988
		4,095,883
Colombia-1.98%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	407,000	407,464
Bancolombia S.A.
5.13%, 09/11/2022	550,000	549,356
3.00%, 01/29/2025	500,000	471,345
Credivalores-Crediservicios S.A.S., 8.88%, 02/07/2025(a)	500,000	255,723
Ecopetrol S.A.
5.88%, 09/18/2023	575,000	581,699
4.13%, 01/16/2025	500,000	481,885
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)	410,000	399,514
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	544,946
		3,691,932
Costa Rica-0.38%
Costa Rica Government International Bond, 4.25%, 01/26/2023(a)(c)	700,000	700,345
Croatia-0.32%
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	600,000	601,037
Cyprus-0.25%
ASG Finance Designated Activity Co., 7.88%, 12/03/2024(a)	500,000	466,250
Denmark-0.31%
DKT Finance ApS, 9.38%, 06/17/2023(a)	600,000	575,850
Dominican Republic-0.59%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/2023(a)	550,000	551,947
Dominican Republic International Bond, 5.50%, 01/27/2025(a)	550,000	549,885
		1,101,832
Egypt-1.17%
Egypt Government International Bond
5.58%, 02/21/2023(a)(c)	600,000	588,671
4.55%, 11/20/2023(a)(c)	684,000	639,143
6.20%, 03/01/2024(a)(c)	250,000	219,760
5.75%, 05/29/2024(a)(c)	600,000	513,636
6.75%, 11/10/2024(a)(c)	250,000	211,606
		2,172,816
El Salvador-0.08%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	300,000	139,875
Ethiopia-0.06%
Ethiopia International Bond, 6.63%, 12/11/2024(a)	200,000	104,460
Georgia-0.77%
Bank of Georgia JSC, 6.00%, 07/26/2023(a)	700,000	703,663
Georgia Capital JSC, 6.13%, 03/09/2024(a)	500,000	476,502
TBC Bank JSC, 5.75%, 06/19/2024(a)	250,000	249,375
		1,429,540
	Principal Amount	Value
Germany-0.39%
Commerzbank AG, 8.13%, 09/19/2023(a)	$509,000	$521,995
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	200,000	195,026
		717,021
Ghana-0.20%
Ghana Government International Bond, 7.88%, 08/07/2023(a)	230,000	205,721
Tullow Oil PLC, 7.00%, 03/01/2025(a)	200,000	165,610
		371,331
Guatemala-0.22%
Industrial Senior Trust, 5.50%, 11/01/2022(a)	415,000	414,502
India-4.87%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	300,000	304,250
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	300,000	293,820
Axis Bank Ltd., 3.00%, 08/08/2022(a)	423,000	422,933
Azure Power Solar Energy Pvt. Ltd., 5.65%, 12/24/2024(a)	500,000	488,500
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	500,000	485,625
Greenko Investment Co., 4.88%, 08/16/2023(a)	400,000	388,760
Greenko Solar Mauritius Ltd., 5.55%, 01/29/2025(a)	500,000	468,125
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	350,000	325,150
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	612,000	598,536
India Green Energy Holdings, 5.38%, 04/29/2024(a)	250,000	239,054
India Toll Roads, 5.50%, 08/19/2024(a)	500,000	474,128
JSW Steel Ltd., 5.95%, 04/18/2024(a)	500,000	493,125
Manappuram Finance Ltd., 5.90%, 01/13/2023(a)(c)	500,000	496,800
Muthoot Finance Ltd.
6.13%, 10/31/2022(a)	410,000	408,893
4.40%, 09/02/2023(a)	400,000	388,520
ReNew Power Pvt. Ltd., 6.45%, 09/27/2022(a)	600,000	597,780
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/2022(a)	565,000	561,069
5.10%, 07/16/2023(a)(c)	400,000	389,125
4.40%, 03/13/2024(a)	278,000	263,653
Tata Motors Ltd., 5.75%, 10/30/2024(a)(c)	500,000	499,150
TML Holdings Pte. Ltd., 5.50%, 06/03/2024(a)	500,000	480,625
		9,067,621
Indonesia-1.60%
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)(c)	600,000	586,058
Jababeka International B.V., 6.50%, 10/05/2023(a)	700,000	319,494
LMIRT Capital Pte. Ltd., 7.25%, 06/19/2024(a)	400,000	332,000
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/2025(a)	500,000	474,285

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Indonesia-(continued)
Nickel Industries Ltd., 6.50%, 04/01/2024(a)	$500,000	$465,000
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	450,000	409,756
Theta Capital Pte. Ltd., 8.13%, 01/22/2025(a)	500,000	393,960
		2,980,553
Israel-1.68%
Energean Israel Finance Ltd., 4.50%, 03/30/2024(a)(c)	450,000	429,525
Leviathan Bond Ltd., 5.75%, 06/30/2023(a)(c)	507,202	511,274
Teva Pharmaceutical Finance Co. B.V., 2.95%, 12/18/2022	550,000	545,930
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023	574,000	563,060
6.00%, 04/15/2024(c)	450,000	454,498
7.13%, 01/31/2025	600,000	617,157
		3,121,444
Jamaica-0.25%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	500,000	469,460
Japan-0.50%
Rakuten Group, Inc., 3.55%, 11/27/2024(a)	300,000	287,044
SoftBank Group Corp.
4.75%, 09/19/2024(a)	500,000	471,250
3.13%, 01/06/2025(a)	200,000	181,250
		939,544
Kenya-0.23%
Republic of Kenya Government International Bond, 6.88%, 06/24/2024(a)(c)	500,000	434,860
Kuwait-0.37%
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/2023(a)	700,000	680,078
Mexico-1.99%
Axtel S.A.B. de C.V., 6.38%, 11/14/2024(a)	426,000	296,070
BBVA Bancomer S.A., 6.75%, 09/30/2022(a)	606,000	607,542
Credito Real S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023, (Acquired 09/28/2020; Cost $296,688)(a)(c)(d)	300,000	13,045
Operadora de Servicios Mega S.A. de C.V. SOFOM, E.R., 8.25%, 02/11/2025(a)	300,000	192,933
Petroleos Mexicanos
3.50%, 01/30/2023	584,000	582,353
4.63%, 09/21/2023	585,000	581,747
4.88%, 01/18/2024(c)	411,000	411,411
SixSigma Networks Mexico S.A. de C.V., 7.50%, 05/02/2025(a)	200,000	159,999
Unifin Financiera S.A.B. de C.V.
7.25%, 09/27/2023(a)	700,000	432,040
7.00%, 01/15/2025(a)	800,000	421,908
		3,699,048
	Principal Amount	Value
Mongolia-0.97%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	$400,000	$387,005
Mongolia Government International Bond
5.63%, 05/01/2023(a)	600,000	590,250
8.75%, 03/09/2024(a)	200,000	197,757
Mongolian Mortgage Corp. Hfc LLC, 8.85%, 02/08/2024(a)	750,000	639,446
		1,814,458
Morocco-0.65%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	600,000	599,669
OCP S.A., 5.63%, 04/25/2024(a)	600,000	609,459
		1,209,128
Netherlands-0.13%
InterGen N.V., 7.00%, 06/30/2023(a)	250,000	241,145
Nigeria-0.58%
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	500,000	493,000
Nigeria Government International Bond, 6.38%, 07/12/2023(a)(c)	600,000	592,229
		1,085,229
Oman-1.09%
Bank Muscat SAOG, 4.88%, 03/14/2023(a)	600,000	598,189
Oman Government International Bond
4.13%, 01/17/2023(a)	700,000	699,713
4.88%, 02/01/2025(a)	330,000	328,518
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	408,000	409,319
		2,035,739
Pakistan-0.46%
Pakistan Government International Bond, 8.25%, 04/15/2024(a)	400,000	237,057
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/2022(a)	700,000	616,487
		853,544
Panama-0.63%
Banistmo S.A., 3.65%, 09/19/2022(a)	550,000	550,635
Multibank, Inc., 4.38%, 11/09/2022(a)	625,000	625,800
		1,176,435
Puerto Rico-0.22%
Popular, Inc., 6.13%, 09/14/2023	400,000	402,504
Russia-0.17%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(e)	300,000	49,500
Global Ports Finance PLC, 6.50%, 09/22/2023(a)	600,000	93,000
O1 Properties Finance PLC, 0.50%, 12/31/2049(a)	500,000	50,000
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	126,000
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)(f)	735,000	0
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)(f)	500,000	0
		318,500

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Singapore-0.24%
Puma International Financing S.A., 5.13%, 10/06/2024(a)	$500,000	$450,750
South Africa-1.60%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	420,000	417,270
7.13%, 02/11/2025(a)	613,000	572,845
MTN (Mauritius) Investments Ltd., 4.76%, 11/11/2024(a)	300,000	295,950
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	600,000	601,548
Sasol Financing International Ltd., 4.50%, 11/14/2022	637,000	636,172
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	450,697
		2,974,482
South Korea-0.22%
SK Innovation Co. Ltd., 4.13%, 07/13/2023(a)(c)	400,000	399,882
Spain-0.09%
Codere Finance 2 (Luxembourg) S.A., 2.00% PIK Rate, 11.63% Cash Rate, 11/30/2027(a)(g)	188,336	171,386
Sweden-0.61%
Stena AB, 7.00%, 02/01/2024(a)	600,000	586,362
Stena International S.A.
5.75%, 03/01/2024(a)	175,000	167,484
6.13%, 02/01/2025(a)	400,000	383,800
		1,137,646
Trinidad and Tobago-0.32%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	600,000	599,119
Turkey-9.85%
Akbank T.A.S., 5.00%, 10/24/2022(a)	410,000	408,171
Arcelik A.S., 5.00%, 04/03/2023(a)	700,000	682,422
Fibabanka A.S., 6.00%, 01/25/2023(a)	600,000	583,796
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	700,000	690,175
4.49%, 11/25/2024(a)	300,000	280,593
KOC Holding A.S., 5.25%, 03/15/2023(a)	700,000	688,480
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	300,000	272,019
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	420,000	409,934
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	500,000	499,174
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	750,000	736,879
T.C. Ziraat Bankasi A.S., 5.13%, 09/29/2023(a)	420,000	401,802
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	400,000	346,060
6.88%, 02/28/2025(a)	613,000	530,650
Turkey Government International Bond
6.25%, 09/26/2022	650,000	650,738
3.25%, 03/23/2023	600,000	588,813
7.25%, 12/23/2023	400,000	399,333
5.75%, 03/22/2024	400,000	377,402
6.35%, 08/10/2024	200,000	187,960
	Principal Amount	Value
Turkey-(continued)
5.60%, 11/14/2024	$300,000	$274,755
7.38%, 02/05/2025	500,000	473,420
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	550,000	548,901
5.88%, 03/16/2023(a)	500,000	495,163
Turkiye Ihracat Kredi Bankasi A.S.
4.25%, 09/18/2022(a)	410,000	408,866
5.38%, 10/24/2023(a)	420,000	393,962
8.25%, 01/24/2024(a)	600,000	580,146
6.13%, 05/03/2024(a)	400,000	369,194
Turkiye Is Bankasi A.S.
6.00%, 10/24/2022(a)	610,000	607,151
7.85%, 12/10/2023(a)	600,000	584,772
6.13%, 04/25/2024(a)	500,000	465,740
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	550,000	491,329
Turkiye Sinai Kalkinma Bankasi A.S., 5.50%, 01/16/2023(a)	500,000	494,592
Turkiye Vakiflar Bankasi T.A.O.
6.00%, 11/01/2022(a)	400,000	398,076
5.75%, 01/30/2023(a)	420,000	414,781
8.13%, 03/28/2024(a)	400,000	381,688
5.25%, 02/05/2025(a)	300,000	258,126
Yapi ve Kredi Bankasi A.S.
5.50%, 12/06/2022(a)	420,000	416,107
6.10%, 03/16/2023(a)	600,000	587,793
5.85%, 06/21/2024(a)	516,000	476,625
8.25%, 10/15/2024(a)	500,000	475,707
		18,331,295
Ukraine-0.36%
MHP SE, 7.75%, 05/10/2024(a)	350,000	153,933
Ukraine Government International Bond
7.75%, 09/01/2022(a)	500,000	171,000
7.75%, 09/01/2023(a)	700,000	173,600
8.99%, 02/01/2024(a)	550,000	121,776
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2024(a)	200,000	47,000
		667,309
United Arab Emirates-0.25%
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)(c)	454,000	455,793
United Kingdom-0.42%
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)	300,000	45,000
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	549,648
Neptune Energy Bondco PLC, 6.63%, 05/15/2025(a)	200,000	192,923
		787,571
United States-41.48%
ADT Security Corp. (The), 4.13%, 06/15/2023	510,000	506,940
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	531,000	535,267
Ahern Rentals, Inc., 7.38%, 05/15/2023(a)	500,000	382,776
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	500,000	500,442

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
United States-(continued)
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(a)	$200,000	$198,200
Ally Financial, Inc., 5.13%, 09/30/2024	500,000	508,877
AMC Networks, Inc., 5.00%, 04/01/2024	500,000	496,348
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	500,000	505,914
5.50%, 05/20/2025	200,000	201,304
Aramark Services, Inc., 6.38%, 05/01/2025(a)	200,000	201,248
Arrow Bidco LLC, 9.50%, 03/15/2024(a)	500,000	502,441
Avient Corp., 5.25%, 03/15/2023	700,000	701,691
B&G Foods, Inc., 5.25%, 04/01/2025(c)	200,000	193,642
Ball Corp., 4.00%, 11/15/2023	600,000	599,268
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	428,000	177,085
Brinker International, Inc.
3.88%, 05/15/2023	600,000	597,684
5.00%, 10/01/2024(a)	500,000	478,083
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(a)	500,000	499,231
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	500,000	507,250
Cengage Learning, Inc., 9.50%, 06/15/2024(a)	500,000	474,164
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	500,000	518,779
Citgo Holding, Inc., 9.25%, 08/01/2024(a)	500,000	499,050
Clearwater Paper Corp., 5.38%, 02/01/2025(a)	500,000	494,280
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	550,000	551,114
CNG Holdings, Inc., 12.50%, 06/15/2024(a)	500,000	464,743
Commercial Metals Co., 4.88%, 05/15/2023(c)	574,000	576,155
Compass Minerals International, Inc., 4.88%, 07/15/2024(a)	500,000	465,702
Continental Resources, Inc.
4.50%, 04/15/2023(c)	500,000	501,382
3.80%, 06/01/2024(c)	500,000	494,953
CSC Holdings LLC
5.88%, 09/15/2022	478,000	477,450
5.25%, 06/01/2024	500,000	495,572
CVR Energy, Inc., 5.25%, 02/15/2025(a)	500,000	476,906
DCP Midstream Operating L.P., 3.88%, 03/15/2023	600,000	603,180
Delta Air Lines, Inc.
3.80%, 04/19/2023	600,000	599,266
2.90%, 10/28/2024(c)	500,000	476,218
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	430,000	207,621
DISH DBS Corp.
5.00%, 03/15/2023	601,000	590,717
5.88%, 11/15/2024	500,000	461,454
Diversified Healthcare Trust, 4.75%, 05/01/2024	659,000	603,056
EnerSys, 5.00%, 04/30/2023(a)	600,000	600,699
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	600,000	601,773
Enova International, Inc., 8.50%, 09/01/2024(a)	500,000	476,195
	Principal Amount	Value
United States-(continued)
EQM Midstream Partners L.P., 4.00%, 08/01/2024	$600,000	$575,890
FirstEnergy Corp., 2.05%, 03/01/2025	200,000	189,971
Ford Motor Credit Co. LLC
3.55%, 10/07/2022(c)	600,000	599,480
3.35%, 11/01/2022	500,000	499,046
3.09%, 01/09/2023	450,000	448,355
4.14%, 02/15/2023	450,000	449,961
3.37%, 11/17/2023	328,000	321,973
5.58%, 03/18/2024	600,000	605,562
4.06%, 11/01/2024	500,000	492,520
2.30%, 02/10/2025	500,000	469,261
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	300,000	269,291
8.25%, 04/15/2025(a)	200,000	179,541
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	530,000	528,736
4.55%, 11/14/2024	500,000	503,260
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	409,000	413,004
FXI Holdings, Inc., 7.88%, 11/01/2024(a)	500,000	432,565
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	600,000	577,338
GEO Group, Inc. (The), 5.13%, 04/01/2023	623,000	601,651
Graphic Packaging International LLC
4.88%, 11/15/2022	624,000	625,264
4.13%, 08/15/2024	500,000	496,960
Hanesbrands, Inc., 4.63%, 05/15/2024(a)	500,000	496,669
HCA, Inc., 5.38%, 02/01/2025	500,000	510,861
Howmet Aerospace, Inc., 5.13%, 10/01/2024(c)	500,000	504,175
Hyatt Hotels Corp.
1.30%, 10/01/2023(c)	500,000	484,756
1.80%, 10/01/2024	500,000	473,601
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	500,000	490,563
International Game Technology PLC, 6.50%, 02/15/2025(a)	400,000	407,152
iStar, Inc., 4.75%, 10/01/2024	500,000	493,702
KB Home, 7.63%, 05/15/2023	500,000	504,549
Koppers, Inc., 6.00%, 02/15/2025(a)	500,000	476,933
Laredo Petroleum, Inc., 9.50%, 01/15/2025	600,000	615,708
Las Vegas Sands Corp., 3.20%, 08/08/2024	600,000	583,076
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	500,000	498,775
Lumen Technologies, Inc.
5.63%, 04/01/2025(c)	200,000	198,169
Series W, 6.75%, 12/01/2023	400,000	406,928
Series Y, 7.50%, 04/01/2024	400,000	412,040
Mattel, Inc., 3.15%, 03/15/2023	485,000	480,543
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	500,000	495,150
7.25%, 04/15/2025(a)	200,000	183,953
MGM Resorts International, 6.00%, 03/15/2023	536,000	541,290
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(a)(e)	500,000	502,569

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
United States-(continued)
Navient Corp.
5.50%, 01/25/2023	$410,000	$412,809
7.25%, 09/25/2023	538,000	547,276
6.13%, 03/25/2024	400,000	398,370
5.88%, 10/25/2024	500,000	490,729
Netflix, Inc.
5.75%, 03/01/2024(c)	431,000	442,303
5.88%, 02/15/2025(c)	500,000	518,056
Newmark Group, Inc., 6.13%, 11/15/2023	396,000	398,542
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(a)	500,000	497,586
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	526,000	493,007
Nordstrom, Inc., 2.30%, 04/08/2024	500,000	474,525
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)(e)	500,000	30
NortonLifeLock, Inc., 5.00%, 04/15/2025(a)	200,000	199,458
Occidental Petroleum Corp.
6.95%, 07/01/2024	325,000	341,460
2.90%, 08/15/2024(c)	600,000	595,500
Oceaneering International, Inc., 4.65%, 11/15/2024	500,000	470,875
OneMain Finance Corp.
5.63%, 03/15/2023	500,000	500,807
8.25%, 10/01/2023	575,000	584,154
6.13%, 03/15/2024	350,000	345,685
6.88%, 03/15/2025	200,000	196,755
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(a)	500,000	500,612
5.38%, 01/15/2025(a)	500,000	468,723
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	600,000	601,680
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	500,000	494,417
Pitney Bowes, Inc., 4.63%, 03/15/2024	500,000	475,286
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(a)	300,000	299,976
PTC, Inc., 3.63%, 02/15/2025(a)	500,000	484,338
Pyxus Holdings, Inc., 10.00%, 08/24/2024	510,625	408,326
QVC, Inc.
4.85%, 04/01/2024	500,000	489,692
4.45%, 02/15/2025	500,000	479,900
Radian Group, Inc.
4.50%, 10/01/2024	500,000	493,940
6.63%, 03/15/2025	200,000	204,796
Range Resources Corp., 5.00%, 03/15/2023	600,000	603,327
Rayonier AM Products, Inc., 5.50%, 06/01/2024(a)	500,000	500,602
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(a)	500,000	494,350
Revlon Consumer Products Corp., 6.25%, 08/01/2024	300,000	30,479
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	500,000	496,760
10.88%, 06/01/2023(a)	500,000	511,875
9.13%, 06/15/2023(a)	600,000	609,990
Sealed Air Corp., 5.13%, 12/01/2024(a)	500,000	505,567
	Principal Amount	Value
United States-(continued)
Sensata Technologies B.V., 4.88%, 10/15/2023(a)	$484,000	$484,649
Service Properties Trust
4.50%, 06/15/2023	635,000	612,079
4.65%, 03/15/2024	550,000	501,707
4.35%, 10/01/2024	500,000	448,750
Six Flags Entertainment Corp., 4.88%, 07/31/2024(a)	500,000	493,620
Southeast Supply Header LLC, 4.25%, 06/15/2024(a)	500,000	426,286
Spirit AeroSystems, Inc.
3.95%, 06/15/2023	421,000	405,741
5.50%, 01/15/2025(a)	500,000	500,265
7.50%, 04/15/2025(a)	200,000	200,098
Sprint Communications LLC, 6.00%, 11/15/2022	500,000	503,167
Sprint Corp.
7.88%, 09/15/2023	460,000	477,158
7.13%, 06/15/2024	500,000	523,850
7.63%, 02/15/2025	500,000	533,080
Starwood Property Trust, Inc.
5.50%, 11/01/2023(a)	500,000	496,775
3.75%, 12/31/2024(a)	500,000	482,840
Stellantis N.V., 5.25%, 04/15/2023	615,000	618,124
Stericycle, Inc., 5.38%, 07/15/2024(a)	500,000	500,730
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.88%, 04/15/2023(a)	500,000	508,120
5.63%, 03/01/2024(a)	500,000	506,396
Team Health Holdings, Inc., 6.38%, 02/01/2025(a)	500,000	342,122
Tenet Healthcare Corp.
4.63%, 07/15/2024	500,000	500,255
4.63%, 09/01/2024(a)	500,000	495,474
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(a)	500,000	497,361
Toll Brothers Finance Corp., 4.38%, 04/15/2023	499,000	498,590
TPro Acquisition Corp., 11.00%, 10/15/2024(a)	500,000	500,167
Travel + Leisure Co., 3.90%, 03/01/2023	620,000	615,878
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	561,000	567,255
Trinity Industries, Inc., 4.55%, 10/01/2024	500,000	491,670
Triumph Group, Inc.
8.88%, 06/01/2024(a)	500,000	517,737
6.25%, 09/15/2024(a)	500,000	480,160
United Airlines Holdings, Inc.
5.00%, 02/01/2024(c)	526,000	517,091
4.88%, 01/15/2025(c)	500,000	478,833
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(a)	500,000	505,350
Univision Communications, Inc., 5.13%, 02/15/2025(a)	500,000	486,833
VeriSign, Inc., 5.25%, 04/01/2025	200,000	204,358
VICI Properties L.P./VICI Note Co., Inc.
5.63%, 05/01/2024(a)	275,000	275,469
3.50%, 02/15/2025(a)	500,000	476,230
W&T Offshore, Inc., 9.75%, 11/01/2023(a)	500,000	483,813
Welbilt, Inc., 9.50%, 02/15/2024(c)	600,000	600,540

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
United States-(continued)
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)		$300,000	$151,500
WR Grace Holdings LLC, 5.63%, 10/01/2024(a)		500,000	480,408
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(a)		570,000	566,412
Xerox Corp., 3.80%, 05/15/2024(c)		600,000	583,404
Yum! Brands, Inc., 3.88%, 11/01/2023		581,000	580,277
			77,228,096
Uzbekistan-0.56%
Republic of Uzbekistan International Bond, 4.75%, 02/20/2024(a)		600,000	582,120
Uzbek Industrial and Construction Bank ATB, 5.75%, 12/02/2024(a)		500,000	452,000
			1,034,120
Vietnam-0.27%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)		500,000	500,048
Zambia-0.29%
First Quantum Minerals Ltd., 6.50%, 03/01/2024(a)		546,000	544,417
Total U.S. Dollar Denominated Bonds & Notes (Cost $192,857,709)			178,283,017
	Shares
Preferred Stocks-0.14%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(h)		2,000	254,000
Guitar Center Holdings, Inc., Series B, Pfd., 0.00%(f)(h)		24	1,560
Total Preferred Stocks (Cost $623,350)			255,560
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.10%(i)
Spain-0.10%
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(a)(g) (Cost $473,655)	EUR	235,182	194,821
	Shares	Value
Common Stocks & Other Equity Interests-0.07%
Spain-0.00%
Codere New Topco S.A.(f)	8,480	$0
United States-0.07%
Hornbeck Offshore Services, Inc.(j)	323	7,429
Hornbeck Offshore Services, Inc., Wts.(j)	3,246	74,658
Hornbeck Offshore Services, Inc., Wts.(j)	2,673	10,692
PetroQuest Energy, Inc.	28,971	12,313
Premier Brands Group Holdings Co.(k)	3,222	2,417
Premier Brands Group Holdings Co., Wts., expiring 03/21/2024(k)	10,096	2,044
TRU Taj LLC/TRU Taj Finance, Inc.	2,156	11,723
		121,276
Total Common Stocks & Other Equity Interests (Cost $216,736)		121,276
Money Market Funds-1.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(l)(m) (Cost $1,874,713)	1,874,713	1,874,713
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.09% (Cost $196,046,163)		180,729,387
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.35%
Invesco Private Government Fund, 1.77%(l)(m)(n)	4,351,467	4,351,467
Invesco Private Prime Fund, 1.89%(l)(m)(n)	11,199,414	11,199,414
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,551,179)		15,550,881
TOTAL INVESTMENTS IN SECURITIES-105.44% (Cost $211,597,342)		196,280,268
OTHER ASSETS LESS LIABILITIES-(5.44)%		(10,119,578)
NET ASSETS-100.00%		$186,160,690

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
EUR-Euro
Pfd.-Preferred
PIK-Pay-in-Kind
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $114,446,909, which represented 61.48% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2022 was $552,099, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Acquired as part of the Guitar Center, Inc. reorganization.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,387,579	$65,184,751	$(73,697,617)	$-	$-	$1,874,713	$8,206
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,594,655	18,878,015	(20,121,203)	-	-	4,351,467	15,980*
Invesco Private Prime Fund	13,054,957	38,250,886	(40,101,324)	(298)	(4,807)	11,199,414	46,613*
Total	$29,037,191	$122,313,652	$(133,920,144)	$(298)	$(4,807)	$17,425,594	$70,799

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.88%(a)
Australia-1.88%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$232,732
Australia & New Zealand Banking Group Ltd.
4.05%, 05/12/2025	AUD	200,000	140,818
0.75%, 09/29/2026(b)	EUR	100,000	98,639
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	443,463
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR	100,000	102,019
3.13%, 03/26/2026(b)	GBP	146,000	170,249
National Australia Bank Ltd.
3.90%, 05/30/2025	AUD	300,000	210,354
1.25%, 05/18/2026(b)	EUR	100,000	101,337
2.90%, 02/25/2027	AUD	400,000	267,071
1.38%, 08/30/2028(b)	EUR	200,000	198,453
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	350,000	219,505
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	50,000	51,669
			2,236,309
Austria-0.08%
OMV AG, 1.00%, 12/14/2026(b)	EUR	100,000	100,274
Belgium-2.08%
Anheuser-Busch InBev S.A./N.V.
2.70%, 03/31/2026(b)	EUR	100,000	106,322
1.15%, 01/22/2027(b)	EUR	200,000	200,274
1.13%, 07/01/2027(b)	EUR	200,000	198,855
2.13%, 12/02/2027(b)	EUR	100,000	103,835
2.00%, 03/17/2028(b)	EUR	300,000	309,971
2.25%, 05/24/2029(b)(c)	GBP	163,000	185,976
1.50%, 04/18/2030(b)	EUR	200,000	197,765
1.65%, 03/28/2031(b)	EUR	100,000	98,482
2.88%, 04/02/2032(b)	EUR	200,000	216,093
2.75%, 03/17/2036(b)	EUR	350,000	360,751
2.85%, 05/25/2037(b)	GBP	200,000	214,743
3.70%, 04/02/2040(b)	EUR	250,000	281,147
			2,474,214
Canada-19.22%
Bank of Montreal
2.85%, 03/06/2024	CAD	650,000	498,196
2.28%, 07/29/2024	CAD	500,000	377,030
2.37%, 02/03/2025	CAD	400,000	299,080
1.55%, 05/28/2026	CAD	350,000	248,741
3.65%, 04/01/2027	CAD	570,000	435,484
4.31%, 06/01/2027	CAD	400,000	314,046
3.19%, 03/01/2028	CAD	600,000	453,336
Bank of Nova Scotia (The)
2.49%, 09/23/2024	CAD	450,000	339,735
1.95%, 01/10/2025	CAD	500,000	370,383
2.16%, 02/03/2025	CAD	500,000	371,507
1.85%, 11/02/2026	CAD	700,000	498,056
2.62%, 12/02/2026	CAD	450,000	334,918
2.95%, 03/08/2027	CAD	500,000	370,716
1.40%, 11/01/2027	CAD	450,000	304,864
3.10%, 02/02/2028	CAD	550,000	413,896
Bell Canada
2.70%, 02/27/2024	CAD	300,000	228,833
3.35%, 03/12/2025	CAD	500,000	382,260
3.80%, 08/21/2028	CAD	250,000	190,328
2.50%, 05/14/2030	CAD	350,000	240,088
	Principal Amount		Value
Canada-(continued)
3.00%, 03/17/2031	CAD	300,000	$210,006
3.50%, 09/30/2050	CAD	350,000	208,306
Canadian Imperial Bank of Commerce
3.29%, 01/15/2024	CAD	450,000	346,751
0.38%, 05/03/2024(b)	EUR	100,000	100,297
2.35%, 08/28/2024	CAD	500,000	376,712
2.00%, 04/17/2025	CAD	650,000	479,112
3.30%, 05/26/2025	CAD	650,000	501,187
1.10%, 01/19/2026	CAD	500,000	351,496
1.70%, 07/15/2026	CAD	300,000	213,169
Canadian Pacific Railway Co.
1.59%, 11/24/2023	CAD	375,000	284,002
2.54%, 02/28/2028	CAD	350,000	252,364
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	350,000	262,804
CU, Inc., 4.09%, 09/02/2044	CAD	300,000	222,944
Enbridge, Inc.
3.20%, 06/08/2027	CAD	250,000	186,392
2.99%, 10/03/2029	CAD	300,000	213,464
3.10%, 09/21/2033	CAD	350,000	234,211
Federation des Caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD	300,000	225,837
1.09%, 01/21/2026	CAD	400,000	280,825
HSBC Bank Canada, 1.78%, 05/20/2026	CAD	350,000	250,393
National Bank of Canada
2.98%, 03/04/2024	CAD	300,000	230,184
2.55%, 07/12/2024	CAD	350,000	265,168
2.58%, 02/03/2025	CAD	300,000	225,165
2.24%, 11/04/2026	CAD	375,000	270,501
Ontario Teachers’ Finance Trust
0.10%, 05/19/2028(b)	EUR	200,000	187,636
0.90%, 05/20/2041(b)	EUR	300,000	244,069
Rogers Communications, Inc.
3.10%, 04/15/2025	CAD	400,000	302,756
3.65%, 03/31/2027	CAD	550,000	417,757
3.25%, 05/01/2029	CAD	400,000	290,559
Royal Bank of Canada
2.35%, 07/02/2024	CAD	650,000	491,632
2.61%, 11/01/2024	CAD	750,000	566,711
1.94%, 05/01/2025	CAD	500,000	368,306
1.59%, 05/04/2026	CAD	400,000	285,174
2.33%, 01/28/2027	CAD	500,000	360,963
1.83%, 07/31/2028	CAD	200,000	136,522
Royal Office Finance L.P., Series A, 5.21%, 11/12/2032	CAD	369,028	318,987
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	500,000	436,781
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD	400,000	322,196
TELUS Corp.
3.35%, 04/01/2024	CAD	350,000	270,265
Series CY, 3.30%, 05/02/2029	CAD	300,000	220,138
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	500,000	371,432
Toronto-Dominion Bank (The)
2.50%, 12/02/2024	CAD	550,000	414,097
1.94%, 03/13/2025	CAD	550,000	406,390
2.67%, 09/09/2025	CAD	1,000,000	747,530
1.13%, 12/09/2025(b)	CAD	500,000	353,565
2.26%, 01/07/2027	CAD	450,000	324,444
0.50%, 01/18/2027(b)	EUR	200,000	190,746
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
Canada-(continued)
4.21%, 06/01/2027	CAD	600,000	$469,469
1.89%, 03/08/2028	CAD	400,000	276,525
1.90%, 09/11/2028(b)	CAD	300,000	204,948
1.95%, 04/08/2030(b)	EUR	200,000	196,901
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	550,000	421,999
4.18%, 07/03/2048(b)	CAD	300,000	194,868
4.34%, 10/15/2049	CAD	300,000	199,912
			22,856,065
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	78,979
Denmark-0.50%
Danske Bank A/S, 0.63%, 05/26/2025(b)	EUR	100,000	99,115
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	273,686
5.75%, 04/09/2040(b)	GBP	150,000	227,270
			600,071
Finland-0.75%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	127,488
0.50%, 05/14/2027(b)(c)	EUR	200,000	192,191
1.13%, 09/27/2027(b)	EUR	200,000	196,922
0.50%, 11/02/2028(b)	EUR	200,000	181,858
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	99,112
0.10%, 11/16/2027(b)	EUR	100,000	91,890
			889,461
France-19.74%
Action Logement Services
0.38%, 10/05/2031(b)	EUR	200,000	184,413
0.50%, 10/30/2034(b)	EUR	100,000	87,236
0.75%, 07/19/2041(b)	EUR	100,000	80,316
Aeroports de Paris
2.13%, 10/02/2026(b)	EUR	100,000	103,829
2.75%, 04/02/2030(b)	EUR	200,000	209,762
Air Liquide Finance S.A., 1.25%, 06/13/2028(b)	EUR	100,000	100,403
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	200,513
2.38%, 04/07/2032(b)	EUR	100,000	104,591
2.38%, 06/09/2040(b)	EUR	100,000	96,389
Autoroutes du Sud de la France S.A.
1.25%, 01/18/2027(b)	EUR	100,000	99,485
1.38%, 01/22/2030(b)	EUR	100,000	98,103
1.38%, 02/21/2031(b)	EUR	100,000	97,257
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(b)	EUR	100,000	104,905
1.25%, 01/14/2025(b)	EUR	200,000	203,106
0.01%, 03/07/2025(b)	EUR	200,000	196,820
0.75%, 07/17/2025(b)	EUR	200,000	199,601
3.00%, 09/11/2025(b)	EUR	100,000	105,353
1.63%, 01/19/2026(b)	EUR	200,000	204,013
2.38%, 03/24/2026(b)	EUR	100,000	102,393
0.01%, 05/11/2026(b)	EUR	200,000	191,772
0.75%, 06/08/2026(b)	EUR	200,000	197,141
1.00%, 07/16/2026(b)	GBP	200,000	224,262
1.25%, 05/26/2027(b)	EUR	200,000	199,026
0.25%, 07/19/2028(b)	EUR	100,000	89,769
0.63%, 11/03/2028(b)	EUR	200,000	182,068
	Principal Amount		Value
France-(continued)
1.75%, 03/15/2029(b)	EUR	100,000	$97,384
1.88%, 06/18/2029(b)	EUR	100,000	94,454
0.75%, 01/17/2030(b)	EUR	100,000	89,425
1.25%, 06/03/2030(b)	EUR	100,000	92,550
0.63%, 02/21/2031(b)	EUR	200,000	173,186
BNP Paribas S.A.
2.38%, 02/17/2025(b)(c)	EUR	200,000	206,714
1.50%, 11/17/2025(b)(c)	EUR	200,000	201,486
3.38%, 01/23/2026(b)	GBP	300,000	362,370
1.63%, 02/23/2026(b)	EUR	100,000	103,009
1.13%, 06/11/2026(b)	EUR	200,000	197,320
0.13%, 09/04/2026(b)	EUR	100,000	93,943
2.25%, 01/11/2027(b)	EUR	100,000	100,542
1.88%, 12/14/2027(b)	GBP	200,000	223,135
1.50%, 05/23/2028(b)	EUR	100,000	97,124
1.50%, 05/25/2028(b)	EUR	100,000	100,494
1.38%, 05/28/2029(b)	EUR	200,000	188,624
1.63%, 07/02/2031(b)	EUR	100,000	88,690
1.25%, 07/13/2031(b)	GBP	300,000	300,648
0.63%, 12/03/2032(b)	EUR	200,000	165,821
2.00%, 09/13/2036(b)	GBP	200,000	193,584
Bouygues S.A., 1.13%, 07/24/2028(b)	EUR	100,000	97,737
BPCE S.A.
0.88%, 01/31/2024(b)	EUR	100,000	101,719
0.63%, 09/26/2024(b)	EUR	200,000	200,231
1.00%, 04/01/2025(b)	EUR	100,000	100,010
0.63%, 04/28/2025(b)	EUR	200,000	199,704
0.25%, 01/15/2026(b)	EUR	200,000	195,624
0.38%, 02/02/2026(b)	EUR	100,000	97,769
0.50%, 02/24/2027(b)	EUR	100,000	94,554
1.00%, 10/05/2028(b)	EUR	100,000	96,907
5.25%, 04/16/2029(b)	GBP	200,000	253,628
0.25%, 01/14/2031(b)	EUR	200,000	172,629
0.75%, 03/03/2031(b)	EUR	100,000	87,064
1.00%, 01/14/2032(b)	EUR	100,000	87,524
Capgemini SE
2.00%, 04/15/2029(b)	EUR	100,000	102,341
2.38%, 04/15/2032(b)	EUR	200,000	203,227
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	103,125
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	96,561
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	99,948
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	193,744
2.13%, 07/29/2032(b)	EUR	100,000	95,048
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	180,378
1.50%, 10/06/2031(b)	EUR	200,000	167,908
Credit Agricole S.A.
0.50%, 06/24/2024(b)	EUR	200,000	201,351
1.38%, 03/13/2025(b)(c)	EUR	200,000	203,114
0.38%, 10/21/2025(b)	EUR	200,000	196,711
3.13%, 02/05/2026(b)	EUR	100,000	106,036
1.25%, 04/14/2026(b)	EUR	200,000	201,845
1.88%, 12/20/2026(b)	EUR	200,000	202,456
1.38%, 05/03/2027(b)	EUR	200,000	201,503
0.13%, 12/09/2027	EUR	200,000	182,013
0.38%, 04/20/2028(b)	EUR	200,000	181,922
1.75%, 03/05/2029(b)	EUR	200,000	194,739
1.00%, 07/03/2029(b)	EUR	200,000	190,578

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
France-(continued)
0.88%, 01/14/2032(b)	EUR	200,000	$172,811
1.13%, 07/12/2032(b)	EUR	200,000	176,401
Danone S.A., 1.21%, 11/03/2028(b)(c)	EUR	200,000	197,876
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	184,537
Electricite de France S.A.
4.63%, 09/11/2024(b)	EUR	300,000	327,641
4.63%, 04/26/2030(b)	EUR	200,000	237,331
1.00%, 11/29/2033(b)	EUR	200,000	172,169
5.50%, 03/27/2037(b)	GBP	100,000	138,357
5.50%, 10/17/2041(b)	GBP	400,000	555,897
5.13%, 09/22/2050(b)	GBP	300,000	409,711
6.00%, 01/23/2114(b)(c)	GBP	300,000	427,118
ELO SACA, 2.88%, 01/29/2026(b)	EUR	100,000	100,019
ENGIE S.A.
1.38%, 03/27/2025(b)	EUR	100,000	101,760
2.38%, 05/19/2026(b)	EUR	200,000	208,987
7.00%, 10/30/2028	GBP	200,000	292,626
5.00%, 10/01/2060(b)	GBP	300,000	410,867
EssilorLuxottica S.A.
0.38%, 11/27/2027(b)	EUR	200,000	194,015
0.50%, 06/05/2028(b)	EUR	100,000	96,574
0.75%, 11/27/2031(b)	EUR	100,000	94,146
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	89,203
HSBC Continental Europe S.A., 0.10%, 09/03/2027(b)	EUR	200,000	187,529
L’Oreal S.A., 0.38%, 03/29/2024(b)	EUR	100,000	101,671
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028(b)	EUR	200,000	191,419
0.38%, 02/11/2031(b)	EUR	200,000	183,997
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	100,765
8.13%, 11/20/2028(b)	GBP	150,000	234,384
2.00%, 01/15/2029(b)	EUR	200,000	208,303
1.38%, 01/16/2030(b)	EUR	100,000	99,600
1.88%, 09/12/2030(b)	EUR	100,000	102,260
3.25%, 01/15/2032(b)	GBP	200,000	241,616
0.50%, 09/04/2032(b)	EUR	100,000	89,273
8.13%, 01/28/2033	EUR	150,000	235,510
0.63%, 12/16/2033(b)	EUR	100,000	87,132
5.63%, 01/23/2034	GBP	150,000	218,430
5.38%, 11/22/2050(b)	GBP	100,000	152,552
Pernod Ricard S.A., 1.75%, 04/08/2030(b)(c)	EUR	200,000	201,155
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(b)	EUR	100,000	102,564
Sanofi
0.50%, 01/13/2027(b)	EUR	200,000	197,410
1.50%, 04/01/2030(b)	EUR	100,000	100,732
Series 12FX, 1.38%, 03/21/2030(b)	EUR	200,000	200,280
Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	192,959
Societe Generale S.A.
1.25%, 02/15/2024(b)	EUR	200,000	203,566
1.13%, 01/23/2025(b)	EUR	200,000	200,819
2.63%, 02/27/2025(b)	EUR	100,000	102,903
0.13%, 02/24/2026(b)	EUR	100,000	96,774
0.75%, 01/25/2027(b)	EUR	200,000	189,391
0.25%, 07/08/2027(b)	EUR	100,000	94,151
0.13%, 02/18/2028(b)	EUR	100,000	92,810
2.13%, 09/27/2028(b)	EUR	200,000	197,370
	Principal Amount		Value
France-(continued)
1.75%, 03/22/2029(b)	EUR	100,000	$95,492
1.25%, 06/12/2030(b)	EUR	100,000	90,144
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	100,000	103,229
TotalEnergies Capital International S.A.
2.50%, 03/25/2026(b)	EUR	100,000	105,942
1.49%, 04/08/2027(b)	EUR	200,000	203,723
0.75%, 07/12/2028(b)	EUR	200,000	193,510
1.38%, 10/04/2029(b)	EUR	100,000	98,333
1.99%, 04/08/2032(b)(c)	EUR	200,000	201,351
1.62%, 05/18/2040(b)	EUR	100,000	85,881
UNEDIC ASSEO, 0.10%, 05/25/2034(b)	EUR	400,000	336,564
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	100,000	90,623
1.38%, 12/04/2031(b)	EUR	100,000	82,103
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	200,000	303,484
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	200,000	202,044
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	150,000	157,362
			23,467,833
Germany-12.38%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	200,000	273,756
Aroundtown S.A.
0.38%, 04/15/2027(b)	EUR	100,000	85,730
3.00%, 10/16/2029(b)(c)	GBP	230,000	240,820
BASF SE
0.25%, 06/05/2027(b)	EUR	100,000	94,386
0.88%, 11/15/2027(b)	EUR	100,000	96,154
Bayer AG
0.38%, 07/06/2024(b)	EUR	200,000	200,344
0.05%, 01/12/2025(b)	EUR	100,000	98,306
0.75%, 01/06/2027(b)	EUR	200,000	192,412
0.38%, 01/12/2029(b)	EUR	100,000	88,469
1.13%, 01/06/2030(b)	EUR	100,000	90,569
0.63%, 07/12/2031(b)	EUR	100,000	83,787
1.38%, 07/06/2032(b)	EUR	200,000	173,808
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	200,469
2.13%, 12/15/2029(b)	EUR	200,000	195,376
BMW Finance N.V.
0.50%, 02/22/2025(b)	EUR	150,000	150,474
1.50%, 02/06/2029(b)	EUR	200,000	201,377
Commerzbank AG
0.50%, 09/13/2023(b)	EUR	100,000	100,425
0.63%, 08/28/2024(b)	EUR	100,000	100,138
1.00%, 03/04/2026(b)	EUR	200,000	198,754
0.50%, 12/04/2026(b)	EUR	100,000	96,396
Deutsche Bahn Finance GmbH
1.00%, 12/17/2027	EUR	200,000	202,425
1.13%, 12/18/2028(b)(c)	EUR	200,000	201,529
0.63%, 04/15/2036(b)	EUR	200,000	165,909
0.63%, 12/08/2050(b)	EUR	100,000	67,157
1.13%, 05/29/2051(b)	EUR	180,000	139,085
Deutsche Bank AG
3.88%, 02/12/2024(b)	GBP	100,000	120,445
2.63%, 12/16/2024(b)	GBP	300,000	349,850
1.63%, 01/20/2027(b)	EUR	200,000	188,767

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Deutsche Telekom AG
0.50%, 07/05/2027(b)(c)	EUR	200,000	$196,868
1.75%, 03/25/2031(b)	EUR	100,000	102,841
Deutsche Telekom International Finance B.V.
1.38%, 12/01/2025(b)	EUR	100,000	103,023
1.38%, 01/30/2027(b)	EUR	100,000	102,776
1.50%, 04/03/2028(b)	EUR	157,000	160,791
2.00%, 12/01/2029(b)	EUR	100,000	105,122
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	100,000	96,174
6.25%, 06/03/2030(b)	GBP	200,000	287,472
6.38%, 06/07/2032	GBP	250,000	368,842
4.75%, 01/31/2034(b)	GBP	200,000	259,085
5.88%, 10/30/2037(b)	GBP	250,000	356,195
6.75%, 01/27/2039(b)	GBP	250,000	387,000
6.13%, 07/06/2039(b)	GBP	250,000	366,603
E.ON SE, 0.38%, 09/29/2027(b)	EUR	100,000	93,842
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	84,625
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	160,000	161,700
HeidelbergCement Finance (Luxembourg) S.A., 1.63%, 04/07/2026(b)	EUR	100,000	99,036
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	94,034
Mercedes-Benz Group AG
1.00%, 11/15/2027(b)(c)	EUR	100,000	98,968
1.38%, 05/11/2028(b)(c)	EUR	100,000	100,347
1.50%, 07/03/2029(b)(c)	EUR	200,000	199,894
0.75%, 09/10/2030(b)	EUR	100,000	92,970
1.13%, 11/06/2031(b)	EUR	100,000	92,545
0.75%, 03/11/2033(b)	EUR	100,000	87,314
2.13%, 07/03/2037(b)(c)	EUR	150,000	144,560
Mercedes-Benz International Finance B.V.
0.85%, 02/28/2025(b)	EUR	200,000	203,017
2.63%, 04/07/2025(b)	EUR	150,000	158,774
1.00%, 11/11/2025(b)	EUR	115,000	116,557
1.50%, 03/09/2026(b)	EUR	100,000	102,832
1.38%, 06/26/2026(b)(c)	EUR	100,000	102,111
2.00%, 08/22/2026(b)	EUR	200,000	209,068
0.38%, 11/08/2026(b)	EUR	100,000	97,811
0.63%, 05/06/2027(b)	EUR	175,000	170,902
SAP SE
1.75%, 02/22/2027(b)	EUR	100,000	103,959
1.25%, 03/10/2028(b)	EUR	100,000	101,127
1.63%, 03/10/2031(b)	EUR	200,000	202,267
Siemens Financieringsmaatschappij N.V.
0.38%, 06/05/2026(b)	EUR	100,000	98,600
2.88%, 03/10/2028(b)	EUR	137,000	148,459
0.25%, 02/20/2029(b)	EUR	200,000	187,264
0.13%, 09/05/2029(b)	EUR	100,000	91,550
1.38%, 09/06/2030(b)	EUR	100,000	99,965
0.50%, 09/05/2034(b)	EUR	100,000	85,305
3.75%, 09/10/2042(b)(c)	GBP	200,000	255,706
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR	100,000	96,749
0.75%, 03/24/2029(b)	EUR	200,000	177,658
Volkswagen Financial Services AG
1.50%, 10/01/2024(b)	EUR	100,000	101,714
0.25%, 01/31/2025(b)	EUR	100,000	98,073
	Principal Amount		Value
Germany-(continued)
0.13%, 02/12/2027(b)	EUR	100,000	$91,688
0.88%, 01/31/2028(b)	EUR	130,000	121,454
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	218,885
Volkswagen International Finance N.V.
1.13%, 10/02/2023(b)	EUR	200,000	203,098
0.88%, 09/22/2028(b)	EUR	100,000	92,345
1.63%, 01/16/2030(b)	EUR	175,000	167,908
3.25%, 11/18/2030(b)	EUR	100,000	104,939
4.13%, 11/16/2038(b)	EUR	100,000	110,589
Series 10Y, 1.88%, 03/30/2027(b)	EUR	300,000	298,017
Volkswagen Leasing GmbH
2.63%, 01/15/2024(b)	EUR	200,000	206,913
1.13%, 04/04/2024(b)	EUR	100,000	101,566
1.38%, 01/20/2025(b)	EUR	100,000	101,155
0.38%, 07/20/2026(b)	EUR	100,000	94,740
Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	100,289
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	91,581
0.25%, 09/01/2028(b)	EUR	100,000	86,166
0.63%, 12/14/2029(b)	EUR	100,000	85,110
0.75%, 09/01/2032(b)	EUR	200,000	158,666
1.00%, 06/16/2033(b)	EUR	100,000	77,907
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	192,024
1.33%, 09/25/2028(b)	EUR	200,000	180,854
1.82%, 09/25/2031(b)	EUR	200,000	177,424
			14,712,530
Ireland-0.25%
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	200,000	191,404
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	100,000	102,578
			293,982
Italy-4.23%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	105,437
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	225,000	190,795
2.38%, 11/25/2033(b)	EUR	100,000	82,345
Enel Finance International N.V.
1.00%, 09/16/2024(b)	EUR	200,000	202,355
1.50%, 07/21/2025(b)	EUR	100,000	101,877
0.25%, 11/17/2025(b)	EUR	100,000	96,860
1.38%, 06/01/2026(b)	EUR	50,000	49,908
1.13%, 09/16/2026(b)(c)	EUR	150,000	148,202
0.38%, 06/17/2027(b)	EUR	100,000	93,881
1.00%, 10/20/2027(b)	GBP	125,000	133,679
0.38%, 05/28/2029(b)	EUR	100,000	88,056
0.50%, 06/17/2030(b)	EUR	120,000	103,089
0.88%, 09/28/2034(b)	EUR	120,000	93,226
0.88%, 06/17/2036(b)	EUR	100,000	73,589
5.75%, 09/14/2040(b)	GBP	450,000	626,275
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	249,171
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	107,230
1.50%, 02/02/2026(b)	EUR	150,000	152,044
1.25%, 05/18/2026(b)	EUR	100,000	100,312
0.38%, 06/14/2028(b)	EUR	100,000	92,539
3.63%, 01/29/2029(b)	EUR	100,000	106,527

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
Italy-(continued)
0.63%, 01/23/2030(b)	EUR	100,000	$88,372
2.00%, 05/18/2031(b)	EUR	150,000	144,967
Intesa Sanpaolo S.p.A.
1.38%, 01/18/2024(b)	EUR	100,000	101,008
1.00%, 07/04/2024(b)	EUR	150,000	150,246
2.13%, 05/26/2025(b)	EUR	125,000	126,331
0.63%, 02/24/2026(b)	EUR	250,000	232,831
1.00%, 11/19/2026(b)	EUR	100,000	94,480
0.75%, 03/16/2028(b)	EUR	100,000	89,671
1.75%, 03/20/2028(b)	EUR	150,000	141,890
1.75%, 07/04/2029(b)	EUR	100,000	92,325
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	200,000	194,480
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	100,000	99,152
UniCredit S.p.A.
0.50%, 04/09/2025(b)	EUR	100,000	96,350
0.33%, 01/19/2026(b)	EUR	150,000	139,415
2.13%, 10/24/2026(b)	EUR	159,000	156,872
0.85%, 01/19/2031(b)	EUR	100,000	79,593
			5,025,380
Japan-2.52%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	100,000	88,464
NTT Finance Corp.
0.01%, 03/03/2025(b)	EUR	400,000	394,895
0.34%, 03/03/2030(b)(c)	EUR	100,000	90,664
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	748,151
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	748,987
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	201,350
0.63%, 10/23/2029(b)	EUR	125,000	111,355
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	200,000	209,699
3.00%, 11/21/2030(b)	EUR	200,000	216,745
1.38%, 07/09/2032	EUR	100,000	93,706
2.00%, 07/09/2040	EUR	100,000	88,932
			2,992,948
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	93,214
Netherlands-4.62%
ABN AMRO Bank N.V.
1.25%, 05/28/2025(b)	EUR	200,000	201,631
0.60%, 01/15/2027(b)	EUR	200,000	192,263
0.50%, 09/23/2029(b)	EUR	100,000	89,138
1.00%, 06/02/2033(b)	EUR	100,000	85,792
1.25%, 01/20/2034(b)	EUR	100,000	85,953
ASML Holding N.V., 1.38%, 07/07/2026(b)	EUR	100,000	102,972
Cooperatieve Rabobank U.A.
1.25%, 03/23/2026(b)(c)	EUR	250,000	255,728
1.38%, 02/03/2027(b)	EUR	200,000	203,474
5.25%, 09/14/2027(b)	GBP	150,000	191,540
4.63%, 05/23/2029(b)	GBP	300,000	372,013
1.13%, 05/07/2031(b)	EUR	100,000	92,275
Heineken N.V., 1.00%, 05/04/2026(b)	EUR	100,000	99,619
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR	100,000	101,165
2.13%, 01/10/2026(b)	EUR	100,000	102,762
3.00%, 02/18/2026(b)	GBP	300,000	358,829
	Principal Amount		Value
Netherlands-(continued)
1.38%, 01/11/2028(b)	EUR	200,000	$194,864
2.00%, 09/20/2028(b)	EUR	200,000	198,111
2.50%, 11/15/2030(b)	EUR	200,000	205,437
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	300,000	399,739
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	93,872
0.25%, 09/07/2026(b)	EUR	200,000	185,034
Shell International Finance B.V.
1.88%, 09/15/2025(b)	EUR	200,000	207,851
2.50%, 03/24/2026	EUR	100,000	105,835
1.63%, 01/20/2027(b)	EUR	150,000	153,211
0.13%, 11/08/2027(b)	EUR	100,000	94,572
1.50%, 04/07/2028(b)	EUR	100,000	101,176
1.25%, 05/12/2028(b)	EUR	100,000	99,525
0.75%, 08/15/2028(b)	EUR	150,000	144,617
1.00%, 12/10/2030(b)	GBP	150,000	155,691
0.50%, 11/08/2031(b)	EUR	100,000	88,464
1.88%, 04/07/2032(b)	EUR	100,000	98,733
1.25%, 11/11/2032(b)	EUR	100,000	92,518
0.88%, 11/08/2039(b)	EUR	100,000	75,932
1.75%, 09/10/2052(b)	GBP	100,000	76,049
TenneT Holding B.V.
2.13%, 11/17/2029(b)	EUR	100,000	103,511
0.88%, 06/16/2035(b)	EUR	100,000	84,374
			5,494,270
Norway-0.93%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	151,959
6.88%, 03/11/2031(b)	GBP	300,000	468,309
1.38%, 05/22/2032(b)	EUR	100,000	96,506
1.63%, 02/17/2035(b)	EUR	100,000	94,142
Telenor ASA
0.75%, 05/31/2026(b)	EUR	100,000	99,268
1.13%, 05/31/2029(b)	EUR	200,000	195,169
			1,105,353
Singapore-0.25%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	200,000	300,051
Spain-4.90%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	100,000	100,219
3.00%, 03/27/2031(b)	EUR	200,000	197,955
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	101,796
0.38%, 10/02/2024(b)	EUR	100,000	99,502
1.38%, 05/14/2025(b)	EUR	100,000	101,124
0.75%, 06/04/2025(b)	EUR	100,000	99,436
1.00%, 06/21/2026(b)	EUR	100,000	98,441
0.38%, 11/15/2026(b)	EUR	100,000	95,118
0.50%, 01/14/2027(b)	EUR	200,000	187,715
3.50%, 02/10/2027(b)	EUR	100,000	104,691
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	100,000	96,727
Banco Santander S.A.
1.13%, 01/17/2025(b)	EUR	100,000	100,128
2.50%, 03/18/2025(b)(c)	EUR	200,000	205,868
1.38%, 01/05/2026(b)	EUR	200,000	198,822
3.25%, 04/04/2026(b)	EUR	200,000	209,808
1.50%, 04/14/2026(b)	GBP	200,000	223,168

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
Spain-(continued)
0.30%, 10/04/2026(b)	EUR	100,000	$94,956
3.13%, 01/19/2027(b)	EUR	100,000	103,841
0.50%, 02/04/2027(b)	EUR	100,000	93,733
1.75%, 02/17/2027(b)	GBP	200,000	221,259
1.13%, 06/23/2027(b)	EUR	100,000	97,326
2.13%, 02/08/2028(b)	EUR	100,000	98,086
0.20%, 02/11/2028(b)	EUR	200,000	179,994
1.63%, 10/22/2030(b)	EUR	100,000	89,525
1.00%, 11/04/2031(b)	EUR	100,000	85,546
CaixaBank S.A.
1.75%, 10/24/2023(b)	EUR	100,000	101,922
2.38%, 02/01/2024(b)	EUR	200,000	205,929
1.13%, 05/17/2024(b)	EUR	100,000	101,305
0.63%, 10/01/2024(b)	EUR	100,000	98,673
0.38%, 02/03/2025(b)	EUR	100,000	98,377
1.13%, 03/27/2026(b)	EUR	100,000	98,094
1.38%, 06/19/2026(b)	EUR	200,000	193,515
Iberdrola International B.V., 1.13%, 04/21/2026(b)	EUR	100,000	101,634
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	100,877
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	200,000	196,881
Santander Consumer Finance S.A.
0.38%, 06/27/2024(b)	EUR	100,000	99,678
0.38%, 01/17/2025(b)	EUR	100,000	98,311
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	200,000	259,800
1.45%, 01/22/2027(b)	EUR	100,000	101,044
1.20%, 08/21/2027(b)	EUR	200,000	197,771
1.72%, 01/12/2028(b)	EUR	200,000	202,105
1.79%, 03/12/2029(b)	EUR	100,000	100,401
0.66%, 02/03/2030(b)	EUR	200,000	182,970
			5,824,071
Sweden-1.44%
Heimstaden Bostad Treasury B.V., 0.25%, 10/13/2024(b)	EUR	125,000	118,639
Skandinaviska Enskilda Banken AB
0.38%, 06/21/2028(b)	EUR	200,000	182,259
0.63%, 11/12/2029(b)	EUR	200,000	179,652
Svenska Handelsbanken AB
0.13%, 11/03/2026(b)	EUR	100,000	95,605
0.05%, 09/06/2028(b)	EUR	100,000	91,094
1.38%, 02/23/2029(b)	EUR	130,000	124,878
0.50%, 02/18/2030(b)	EUR	100,000	88,757
Swedbank AB
0.75%, 05/05/2025(b)	EUR	200,000	199,747
0.25%, 11/02/2026(b)	EUR	100,000	95,536
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	197,828
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	200,000	336,789
			1,710,784
Switzerland-2.26%
Credit Suisse AG
1.13%, 12/15/2025(b)(c)	GBP	200,000	220,990
0.25%, 01/05/2026(b)	EUR	225,000	211,606
1.50%, 04/10/2026(b)	EUR	150,000	146,931
0.25%, 09/01/2028(b)	EUR	120,000	103,419
Credit Suisse Group AG
2.75%, 08/08/2025(b)	GBP	150,000	173,580
0.65%, 09/10/2029(b)	EUR	100,000	81,293
0.63%, 01/18/2033(b)	EUR	248,000	177,642
	Principal Amount		Value
Switzerland-(continued)
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)(c)	EUR	200,000	$201,776
0.50%, 09/03/2030(b)	EUR	100,000	83,974
Richemont International Holding S.A.
1.00%, 03/26/2026(b)	EUR	150,000	151,603
1.50%, 03/26/2030(b)	EUR	100,000	100,741
2.00%, 03/26/2038(b)	EUR	200,000	193,130
UBS AG
0.01%, 03/31/2026(b)	EUR	200,000	191,612
0.50%, 03/31/2031(b)	EUR	200,000	175,181
UBS Group AG
1.50%, 11/30/2024(b)	EUR	100,000	101,699
1.25%, 09/01/2026(b)	EUR	200,000	197,420
0.88%, 11/03/2031(b)	EUR	200,000	175,769
			2,688,366
United Kingdom-18.81%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	200,000	272,450
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	200,000	235,524
3.18%, 07/12/2029(b)	GBP	150,000	172,136
3.69%, 07/12/2034(b)	GBP	200,000	225,957
3.94%, 07/12/2047(b)	GBP	200,000	211,384
Barclays PLC
3.13%, 01/17/2024(b)	GBP	450,000	542,979
3.00%, 05/08/2026(b)	GBP	200,000	234,551
3.25%, 02/12/2027(b)	GBP	350,000	411,704
BAT International Finance PLC
7.25%, 03/12/2024	GBP	100,000	127,280
4.00%, 09/04/2026(b)	GBP	250,000	296,903
2.25%, 06/26/2028(b)	GBP	140,000	145,993
2.25%, 01/16/2030(b)	EUR	200,000	180,262
6.00%, 11/24/2034(b)	GBP	150,000	180,917
2.25%, 09/09/2052(b)	GBP	200,000	127,162
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	335,430
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	200,000	227,629
2.92%, 04/05/2054(b)	GBP	100,000	101,900
BP Capital Markets PLC
2.97%, 02/27/2026(b)	EUR	100,000	106,239
1.57%, 02/16/2027(b)	EUR	200,000	200,208
2.52%, 04/07/2028(b)	EUR	100,000	104,185
1.23%, 05/08/2031(b)	EUR	100,000	92,183
2.82%, 04/07/2032(b)	EUR	200,000	209,092
British Telecommunications PLC
1.00%, 11/21/2024(b)	EUR	100,000	100,631
1.75%, 03/10/2026(b)	EUR	200,000	204,904
1.50%, 06/23/2027(b)	EUR	100,000	100,338
5.75%, 12/07/2028(b)	GBP	150,000	201,685
3.13%, 11/21/2031(b)	GBP	200,000	228,616
6.38%, 06/23/2037(b)	GBP	150,000	209,848
Cadent Finance PLC
2.13%, 09/22/2028(b)(c)	GBP	250,000	282,978
2.63%, 09/22/2038(b)	GBP	200,000	197,400
2.75%, 09/22/2046(b)	GBP	300,000	274,794
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(b)	EUR	100,000	86,135
Centrica PLC
4.38%, 03/13/2029(b)	GBP	250,000	315,492
7.00%, 09/19/2033(b)	GBP	172,000	257,857
4.25%, 09/12/2044(b)	GBP	150,000	168,336

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	$100,385
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	138,863
Community Finance Co. 1 PLC, 5.02%, 07/31/2034(c)	GBP	150,000	214,598
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	271,893	319,761
Diageo Finance PLC
2.50%, 03/27/2032(b)	EUR	100,000	107,025
2.75%, 06/08/2038(b)	GBP	100,000	110,872
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	176,028
GlaxoSmithKline Capital PLC
1.25%, 05/21/2026(b)	EUR	100,000	101,726
3.38%, 12/20/2027(b)	GBP	150,000	187,848
1.25%, 10/12/2028(b)	GBP	200,000	223,613
5.25%, 12/19/2033	GBP	300,000	443,002
1.63%, 05/12/2035(b)	GBP	200,000	202,388
6.38%, 03/09/2039	GBP	200,000	335,011
5.25%, 04/10/2042(b)(c)	GBP	284,000	432,886
4.25%, 12/18/2045(b)	GBP	100,000	135,893
Heathrow Funding Ltd.
7.13%, 02/14/2024(b)	GBP	200,000	252,810
6.75%, 12/03/2026(b)	GBP	250,000	340,170
6.45%, 12/10/2031(b)	GBP	250,000	362,259
5.88%, 05/13/2041(b)	GBP	200,000	281,934
4.63%, 10/31/2046(b)	GBP	200,000	243,044
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)(c)	GBP	150,000	197,404
HSBC Bank PLC
5.38%, 08/22/2033(b)	GBP	156,000	205,543
4.75%, 03/24/2046	GBP	100,000	123,009
HSBC Holdings PLC
0.88%, 09/06/2024(b)	EUR	300,000	301,870
2.50%, 03/15/2027(b)	EUR	200,000	206,152
2.63%, 08/16/2028(b)	GBP	300,000	348,023
0.64%, (3 mo. EURIBOR + 0.78%), 09/24/2029(b)(d)	EUR	100,000	89,598
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	78,832
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	257,648
5.50%, 09/28/2026(b)	GBP	150,000	188,521
4.88%, 06/07/2032(b)	GBP	100,000	114,832
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	100,000	104,279
Lloyds Bank PLC
7.63%, 04/22/2025(b)(c)	GBP	200,000	266,362
6.50%, 09/17/2040(b)(c)	GBP	192,000	319,541
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	99,114
London Stock Exchange Group PLC, 1.63%, 04/06/2030(b)(c)	GBP	200,000	218,215
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	150,000	190,433
2.38%, 07/03/2039(b)	GBP	200,000	213,455
2.13%, 01/18/2042(b)	GBP	100,000	99,367
Nationwide Building Society
0.25%, 07/22/2025(b)	EUR	200,000	196,587
3.25%, 01/20/2028(b)	GBP	200,000	245,218
	Principal Amount		Value
United Kingdom-(continued)
NatWest Markets PLC
1.00%, 05/28/2024(b)	EUR	200,000	$202,505
2.75%, 04/02/2025(b)	EUR	100,000	104,741
0.13%, 11/12/2025(b)	EUR	100,000	96,129
0.13%, 06/18/2026(b)	EUR	200,000	188,928
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	125,000	137,080
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	192,534
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	181,135
Scottish Widows Ltd., 7.00%, 06/16/2043(b)(c)	GBP	250,000	357,770
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	105,646
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	200,000	244,417
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	283,816
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	251,174
4.38%, 01/18/2038(b)	GBP	100,000	129,717
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	436,445
Thames Water Utilities Finance PLC
5.13%, 09/28/2037(b)	GBP	150,000	202,036
5.50%, 02/11/2041(b)	GBP	200,000	281,815
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	150,000	154,754
University of Oxford, 2.54%, 12/08/2117(b)	GBP	300,000	283,445
Vodafone Group PLC
1.88%, 09/11/2025(b)	EUR	100,000	103,402
1.13%, 11/20/2025(b)	EUR	100,000	101,363
2.20%, 08/25/2026(b)	EUR	200,000	209,987
1.63%, 11/24/2030(b)	EUR	100,000	98,603
1.60%, 07/29/2031(b)	EUR	151,000	147,865
3.38%, 08/08/2049(b)	GBP	200,000	208,073
3.00%, 08/12/2056(b)(c)	GBP	300,000	284,367
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(b)(c)	GBP	150,000	216,768
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	300,000	223,772
2.52%, 02/07/2118(b)	GBP	200,000	186,930
Western Power Distribution West Midlands PLC, 5.75%, 04/16/2032(b)	GBP	225,000	317,636
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	250,000	290,483
			22,368,537
United States-1.89%
American Honda Finance Corp., 1.95%, 10/18/2024	EUR	100,000	103,426
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	200,000	186,635
1.63%, 03/07/2031(c)	EUR	150,000	148,438
0.75%, 10/15/2032	EUR	100,000	88,812
1.38%, 10/15/2040	EUR	100,000	82,224
1.63%, 10/15/2050	EUR	100,000	77,882
Nestle Finance International Ltd.
1.13%, 04/01/2026(b)	EUR	100,000	102,492
1.50%, 04/01/2030(b)	EUR	100,000	101,563
0.38%, 05/12/2032(b)	EUR	200,000	180,547
Stellantis N.V.
3.75%, 03/29/2024(b)	EUR	125,000	130,904

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount		Value
United States-(continued)
3.88%, 01/05/2026(b)	EUR	100,000	$106,727
2.75%, 05/15/2026(b)	EUR	100,000	102,261
0.63%, 03/30/2027(b)(c)	EUR	200,000	185,728
4.50%, 07/07/2028(b)	EUR	100,000	108,981
0.75%, 01/18/2029(b)(c)	EUR	200,000	175,870
1.25%, 06/20/2033(b)	EUR	100,000	78,556
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR	200,000	192,950
0.13%, 11/05/2027(b)	EUR	100,000	92,686
			2,246,682
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.88% (Cost $141,822,591)			117,559,374
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.51%
Invesco Private Government Fund, 1.77%(e)(f)(g)	2,166,370	$2,166,370
Invesco Private Prime Fund, 1.89%(e)(f)(g)	5,570,666	5,570,666
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,737,042)		7,737,036
TOTAL INVESTMENTS IN SECURITIES-105.39% (Cost $149,559,633)		125,296,410
OTHER ASSETS LESS LIABILITIES-(5.39)%		(6,409,103)
NET ASSETS-100.00%		$118,887,307

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
EURIBOR-Euro Interbank Offered Rate
GBP-British Pound Sterling
JPY-Japanese Yen
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $89,743,706, which represented 75.49% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,859	$8,570,407	$(9,087,266)	$-	$-	$-	$93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,739,564	9,513,431	(9,086,625)	-	-	2,166,370	9,552*
Invesco Private Prime Fund	4,058,983	20,773,913	(19,259,090)	(6)	(3,134)	5,570,666	26,808*
Total	$6,315,406	$38,857,751	$(37,432,981)	$(6)	$(3,134)	$7,737,036	$36,453

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022, for each Fund (except for International Corporate Bond ETF). As of July 31, 2022, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,691,176,348	$-	$1,691,176,348
Money Market Funds	5,680,506	104,696,266	-	110,376,772
Total Investments	$5,680,506	$1,795,872,614	$-	$1,801,553,120
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$178,283,017	$0	$178,283,017
Preferred Stocks	-	254,000	1,560	255,560
Non-U.S. Dollar Denominated Bonds & Notes	-	194,821	-	194,821
Common Stocks & Other Equity Interests	-	121,276	0	121,276
Money Market Funds	1,874,713	15,550,881	-	17,425,594
Total Investments in Securities	1,874,713	194,403,995	1,560	196,280,268
Other Investments - Assets
Investments Matured	-	1,265,216	436,901	1,702,117
Total Investments	$1,874,713	$195,669,211	$438,461	$197,982,385